Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Salaries, fees and short-term benefits	$ 758	$ 726	$ 633
Share-based payments	68	112	164
Total	$ 826	$ 838	$ 797